Income taxes (Components of Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Deferred tax assets
Accrued pension and severance costs	¥ 283,713	¥ 184,215
Accrued expenses and liabilities for quality assurances	586,628	573,246
Other accrued employees' compensation	116,420	126,366
Operating loss carryforwards for tax purposes	201,957	259,896
Tax credit carryforwards	22,687	42,059
Property, plant and equipment and other assets	241,454	220,226
Other	321,022	288,012
Gross deferred tax assets	1,773,881	1,694,020
Less - Valuation allowance	(151,665)	(169,811)	¥ (189,894)	¥ (284,835)
Total deferred tax assets	1,622,216	1,524,209
Deferred tax liabilities
Unrealized gains on securities, net	(692,972)	(810,192)
Undistributed earnings of foreign subsidiaries	(30,112)	(27,692)
Undistributed earnings of affiliated companies accounted for by the equity method	(656,448)	(686,692)
Basis difference of acquired assets	(31,171)	(31,946)
Lease transactions	(1,073,518)	(1,162,540)
Other	(93,206)	(21,597)
Gross deferred tax liabilities	(2,577,427)	(2,740,659)
Net deferred tax liability	(955,211)	(1,216,450)
Deferred tax assets
Deferred income taxes (Current assets)	967,607	978,179
Investments and other assets - Other	151,431	132,548
Deferred tax liabilities
Other current liabilities	(28,160)	(28,708)
Deferred income taxes (Long-term liabilities)	(2,046,089)	(2,298,469)
Net deferred tax liability	¥ (955,211)	¥ (1,216,450)